Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	6/30 ammendment
Registrant Name	JANUS INVESTMENT FUND
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000083514
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class D Shares
Trading Symbol	ACDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class D Shares/ACDXX)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 453,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 500,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Holdings [Text Block]
Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000254996
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class I Shares
Trading Symbol	ACJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 453,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 500,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Holdings [Text Block]
Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000254997
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class N Shares
Trading Symbol	ACOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 453,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 500,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Holdings [Text Block]
Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000028921
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class T Shares
Trading Symbol	ACTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class T Shares/ACTXX)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 453,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 500,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$453
Number of portfolio holdings	66
Total investment advisory fee paid (Millions)	$0.5

Holdings [Text Block]
Table Summary
U.S. Government Agency Notes	37.1
Repurchase Agreements	35.8
U.S. Treasury Debt	14.5
Variable Rate Demand Notes	12.8
Other	(0.2)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000083519
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class D Shares
Trading Symbol	JNMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 1,278,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,600,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,278
Number of portfolio holdings	81
Total investment advisory fee paid (Millions)	$2.6

Holdings [Text Block]
Table Summary
Repurchase Agreements	38.9
Commercial Paper	36.2
Variable Rate Demand Notes	12.6
U.S. Government Agency Notes	5.5
U.S. Treasury Debt	4.7
Certificates of Deposit	2.1
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000028930
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,278,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,600,000
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,278
Number of portfolio holdings	81
Total investment advisory fee paid (Millions)	$2.6

Holdings [Text Block]
Table Summary
Repurchase Agreements	38.9
Commercial Paper	36.2
Variable Rate Demand Notes	12.6
U.S. Government Agency Notes	5.5
U.S. Treasury Debt	4.7
Certificates of Deposit	2.1
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077645
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class A Shares returned 15.52%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000077646
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$176	1.64%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class C Shares returned 14.60%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000150517
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class D Shares
Trading Symbol	JRSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class D Shares returned 15.78%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000077647
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class I Shares returned 15.81%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000147334
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class N Shares
Trading Symbol	JRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class N Shares returned 15.90%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000077648
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class S Shares
Trading Symbol	JRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class S Shares returned 15.30%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000077649
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class T Shares
Trading Symbol	JRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund  Class T Shares returned 15.63%. Its broad-based benchmark, the  Russell 1000® Index, returned 22.02%. Its performance benchmark, the S&P 500® Minimum Volatility Index,  returned 10.11%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the communication services sector contributed relative to the Russell 1000 Index. Individual contributors included KLA, a leading supplier of advanced inspection equipment used in semiconductor production. Shares rose on expectations for strong demand as chipmakers have expanded capacity to meet the needs of artificial intelligence (AI). Rambus, another contributor, supplies solutions that improve data flow efficiency. Rising demand from data centers helped support its pricing power and earnings growth. Google parent company Alphabet also contributed, reflecting rising demand for Google AI products and expanded AI cloud services. We trimmed the position

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology (IT) sector detracted relative to the Russell 1000 Index, as the Fund lacked exposure to several IT stocks that were strong drivers of Index returns. The Fund’s underweight position in Micron Technology also detracted, as the stock was a strong performer for the Index. Micron supplies memory chips and storage solutions to data centers. It has benefited from continued strong AI-driven demand and tight supply in the memory chip market. Relative performance was hindered by an overweight position in Intercontinental Exchange, which owns and manages marketplaces for trading energy futures and other securities. The stock declined on concerns over potential AI disruption to its financial information and trading businesses. Shares of carmaker Ferrari, another detractor, fell on disappointing sales guidance and worries over its electric vehicle strategy. We sold the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 627,000,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,100,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$627
Number of portfolio holdings	79
Total investment advisory fee paid (Millions)	$3.1
Portfolio turnover rate	67%

Holdings [Text Block]
Table Summary
NVIDIA Corp.	8.1
Apple, Inc.	7.2
Alphabet, Inc.	6.9
Amazon.com, Inc.	3.7
Microsoft Corp.	3.6
Table Summary
Common Stocks	97.8
Investment Companies	2.4
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.6)
Table Summary
United States of America	93.9
Canada	2.5
Ireland	2.2
Switzerland	1.4

C000183913
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class A Shares
Trading Symbol	HFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class A Shares returned 4.15%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183914
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class C Shares
Trading Symbol	HFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class C Shares returned 3.26%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183915
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class D Shares
Trading Symbol	HFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class D Shares returned 4.15%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183916
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class I Shares
Trading Symbol	HFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class I Shares returned 4.40%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183917
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class N Shares
Trading Symbol	HFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class N Shares returned 4.40%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183919
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class S Shares
Trading Symbol	HFASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class S Shares returned 3.86%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000183920
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class T Shares
Trading Symbol	HFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Developed World Bond Fund  Class T Shares returned 4.14%. Its broad-based benchmark, the  Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged),  returned 4.47%.

TOP CONTRIBUTORS TO PERFORMANCE

Credit spread exposure and security selection proved to be contributors to relative performance. Investment-grade corporate bonds were the largest asset-level contributor, followed by high-yield bonds and loans. At the sector level, consumer cyclical, consumer non-cyclical, and banking delivered the strongest contributions. At the issuer level, New Zealand government bonds and agency mortgage-backed securities (MBS) were notable contributors. Positions in Bupa Finance, Service Corporation International, and Froneri also added value, supported by attractive carry and favorable spread movements. The use of derivatives was additive overall during the period, particularly the use of forward foreign currency exchange contracts which are used principally when seeking to hedge currency exposure.

TOP DETRACTORS FROM PERFORMANCE

Detractors were concentrated in a limited number of idiosyncratic credit positions. ION Platform Finance and Qlik were the largest detractors, followed by Virgin Media and Electronic Arts. Technology was the weakest-performing sector, reflecting issuer-specific weakness and wider investor concerns about the potential disruptive impact of artificial intelligence. Headwinds from interest rate positioning also weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 476,000,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,800,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$476
Number of portfolio holdingsFootnote Reference#	202
Total investment advisory fee paid (Millions)	$1.8
Portfolio turnover rate	78%
Weighted average maturity	5.80 Years
Effective duration	5.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	55.7
Mortgage-Backed Securities	12.9
Collateralized Loan Obligations	11.2
Foreign Government Bonds	8.5
Bank Loans	7.5
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.3
Table Summary
Aaa	10.60
Aa	21.89
A	9.41
Baa	25.79
Ba	13.85
B	13.62
Caa	0.54
Not Rated	1.00
Other	3.30
Table Summary
Mortgage-Backed Security	12.9
Financials	12.4
Collateralized Loan Obligation	11.2
Communication Services	9.0
Foreign Government Security	8.5

C000077742
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class A Shares returned 3.43%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000077743
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class C Shares returned 2.88%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000083536
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class D Shares returned 3.82%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000077744
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class I Shares returned 3.86%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000114884
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JDFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class N Shares returned 3.84%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000077745
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class R Shares
Trading Symbol	JDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class R Shares returned 3.18%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000077746
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class S Shares returned 3.43%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000028954
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Flexible Bond Fund   Class T Shares returned 3.59%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were the key performance drivers relative to the Bloomberg US Aggregate Index in the 12 months to June 30, 2026. Exposure to high-yield corporate bonds was a strong contributor to results. Other off-benchmark allocations to collateralized mortgage obligations (CMOs) and loans also contributed, as did an overweight allocation to commercial mortgage-backed securities (CMBS). Within loans, a position in X Corp (formerly Twitter) benefited from being called due to a corporate merger

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning detracted over the period, particularly in the first half of 2026 as short-term yields rose faster than long-term yields. Our overweight position at the front end of the yield curve weighed on relative results as the curve flattened. Against this backdrop of heightened rate sensitivity, we trimmed duration to a modest underweight in the second quarter of 2026 and reduced the size of our positioning for steepening in the yield curve. However, this was insufficient to offset the negative impact as the spread between 10- and 2-year Treasuries continued to narrow. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure. Security selection within asset-backed securities (ABS) also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,724,000,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 9,600,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,724
Number of portfolio holdingsFootnote Reference#	610
Total investment advisory fee paid (Millions)	$9.6
Portfolio turnover rate	205%
Weighted average maturity	5.60 Years
Effective duration	5.75 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Mortgage-Backed Securities	22.0
Corporate Bonds	20.4
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Securities	9.4
Asset-Backed Securities	9.4
Investment Companies	7.7
Residential Mortgage-Backed Securities	6.8
Collateralized Loan Obligations	5.4
Bank Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(4.6)
Table Summary
Aaa	18.74
Aa	43.54
A	7.61
Baa	9.27
Ba	10.71
B	1.98
Not Rated	5.78
Other	2.37
Table Summary
Mortgage-Backed Security	22.0
U.S. Treasury Debt	20.1
Commercial Mortgage-Backed Security	9.4
Asset-Backed Security	9.4
Residential Mortgage-Backed Security	6.8

C000077718
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class A Shares
Trading Symbol	JCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class A Shares returned 12.06%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077719
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class C Shares
Trading Symbol	JCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class C Shares returned 11.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000083529
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class D Shares
Trading Symbol	JMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class D Shares returned 12.26%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077720
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class I Shares
Trading Symbol	JCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class I Shares returned 12.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077721
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class S Shares
Trading Symbol	JCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class S Shares returned 11.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000028943
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class T Shares
Trading Symbol	JSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Conservative  Class T Shares returned 12.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Hedged), returned 3.17%, its  former broad-based benchmark, the Bloomberg Global Aggregate Bond Index (Unhedged), returned 0.62%. It's performance benchmark indices, the Global Conservative Allocation Index (Hedged),  returned 11.15% and the Global Conservative Allocation Index (Unhedged), returned 11.16%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic alllocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 44.7% weighting in equities and a 54.1% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

Fixed income positioning aided results relative to the blended benchmark (40% MSCI ACWI / 60% Bloomberg Global Aggregate Bond Index). A near-neutral weight position in international fixed income was a notable contributor due to selection decisions. Within equities, an overweight in international equities supported results, aided by exposure to emerging market stocks

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A near-neutral weight position in U.S. equities hampered relative results due to selection decisions. The Fund was underweight U.S. fixed income, and this positioning also detracted on a relative basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 147,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$147
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077710
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class A Shares
Trading Symbol	JGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class A Shares returned 19.66%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077711
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class C Shares
Trading Symbol	JGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class C Shares returned 18.85%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000083527
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class D Shares
Trading Symbol	JNSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class D Shares returned 19.90%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077712
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class I Shares
Trading Symbol	JGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class I Shares returned 20.05%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077713
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class S Shares
Trading Symbol	JGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class S Shares returned 19.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000028941
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class T Shares
Trading Symbol	JSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Growth  Class T Shares returned 19.84%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Growth Allocation Index (Hedged),  returned 19.43% and the Global Growth Allocation Index (Unhedged), returned 18.81%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged an 83.5% weighting in equities and a 15.2% weighting in fixed income over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s fixed income allocation aided results relative to the blended benchmark (80% MSCI ACWI / 20% Bloomberg Global Aggregate Bond Index). An underweight allocation to international fixed income was a notable contributor due to selection decisions. Among our equity holdings, an overweight in international equities contributed, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. An underweight allocation to U.S. equities held back results due to selection decisions. An underweight position in U.S. fixed income was another modest detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 272,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$272
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	43%

Holdings [Text Block]
Table Summary
Investment Companies	100.0
Other	(0.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077714
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class A Shares
Trading Symbol	JMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class A Shares returned 15.89%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077715
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class C Shares
Trading Symbol	JMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class C Shares returned 15.12%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000083528
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class D Shares
Trading Symbol	JNSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class D Shares returned 16.11%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077716
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class I Shares
Trading Symbol	JMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class I Shares returned 16.08%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077717
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class S Shares
Trading Symbol	JMOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class S Shares returned 15.66%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000028942
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class T Shares
Trading Symbol	JSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Global Allocation Fund – Moderate  Class T Shares returned 16.00%. Its broad-based benchmark, the  MSCI All Country World IndexSM, returned 23.67%. Its performance benchmark indices, the Global Moderate Allocation Index (Hedged), returned 15.25% and  the Global Moderate Allocation Index (Unhedged), returned 14.07%.

The Fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision-making: strategic asset-class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds. The Fund averaged a 34.3% weighting in fixed income and a 64.3% weighting in equities over the performance period.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund's fixed income positioning was a notable contributor relative to the blended benchmark (60% MSCI ACWI / 40% Bloomberg Global Aggregate Bond Index). Positioning in international fixed income, where the Fund was neutral weight, proved beneficial. Selection decisions in an underweight position in U.S. fixed income also contributed. Within equities, an overweight in international equities lifted relative performance, aided by exposure to emerging market stocks.

TOP DETRACTORS FROM PERFORMANCE

Equities positioning proved to be a detractor overall. A modest underweight allocation to U.S. equities held back results due to selection decisions.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 216,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$216
Number of portfolio holdings	19
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	38%

Holdings [Text Block]
Table Summary
Investment Companies	99.9
Other	0.1

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

This is a summary of certain changes of the Fund since June 30, 2025.

At a May 18, 2026 meeting of Fund shareholders, shareholders approved the election of eight Trustees as the Board of Trustees of the Trust. At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

C000077664
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class A Shares
Trading Symbol	JHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class A Shares returned 7.69%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000077665
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class C Shares
Trading Symbol	JDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class C Shares returned 7.04%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000083516
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class D Shares
Trading Symbol	JNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class D Shares returned 8.03%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000077666
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class I Shares
Trading Symbol	JHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class I Shares returned 8.01%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000114871
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class N Shares
Trading Symbol	JHYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class N Shares returned 8.16%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000077667
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class R Shares
Trading Symbol	JHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.38%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class R Shares returned 7.36%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000077668
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class S Shares
Trading Symbol	JDHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class S Shares returned 7.49%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000028924
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class T Shares
Trading Symbol	JAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson High-Yield Fund  Class T Shares returned 7.90%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index,  returned 5.91%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within high-yield corporate bonds was the principal contributor to returns relative to the Bloomberg US Corporate High Yield Bond Index. At the sector level, technology, cable satellite, midstream, and gaming picks led contributors. Off-benchmark allocations to convertibles, loans, and common stock also contributed. The latter included a position in SpaceX's initial public offering, part our longstanding strategy as a provider of financing during the restructuring of the broader Elon Musk empire. Another strong individual contributor was Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning proved to be a modest detractor primarily in the first quarter of 2026, as duration was increased in anticipation of a steepening yield curve, only for the rates outlook to shift as the U.S.-Iran conflict escalated, inflation accelerated, and the U.S. jobs market stabilized. Duration was reduced closer to benchmark in the second quarter of 2026. At a sector level, other financials were a notable drag. This was due principally to the holding in Burford Capital, which provides non-recourse capital to fund and monetize large, complex legal claims. Its bonds came under pressure in March after a judicial panel overturned a $16 billion award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 639,000,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 3,700,000
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$639
Number of portfolio holdingsFootnote Reference#	168
Total investment advisory fee paid (Millions)	$3.7
Portfolio turnover rate	159%
Weighted average maturity	5.07 Years
Effective duration	2.92 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	86.2
Bank Loans	7.3
Investment Companies	5.2
Investments Purchased with Cash Collateral from Securities Lending	3.9
Common Stocks	2.7
Convertible Bonds	1.2
Foreign Government Bonds	0.4
Convertible Preferred Stocks	0.3
Other	(7.2)
Table Summary
Aa	7.82
Baa	2.63
Ba	32.18
B	50.91
Caa	5.73
Not Rated	2.28
Other	(1.54)
Table Summary
Consumer Discretionary	25.0
Energy	12.8
Materials	12.5
Financials	11.6
Industrials	11.0

C000183943
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class A Shares
Trading Symbol	HDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class A Shares returned 24.89%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183944
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class C Shares
Trading Symbol	HDCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$206	1.84%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class C Shares returned 23.99%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183945
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class D Shares
Trading Symbol	HDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class D Shares returned 25.16%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183946
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class I Shares
Trading Symbol	HDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class I Shares returned 25.12%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183947
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class N Shares
Trading Symbol	HDRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class N Shares returned 25.27%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183949
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class S Shares
Trading Symbol	HDQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class S Shares returned 24.92%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000183950
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class T Shares
Trading Symbol	HDTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson International Dividend Fund  Class T Shares returned 25.01%. Its broad-based benchmark, the  MSCI World ex-USA IndexSM, returned 20.99%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweight in the information technology sector contributed relative to the MSCI World ex USA Index. Among individual holdings, relative contributors included Samsung Electronics, a leading supplier of memory chips required for artificial intelligence (AI). The company experienced strong earnings growth, fueled by growing demand for memory chips. Increased spending on AI also supported Murata Manufacturing and Tokyo Electron, two additional contributors. Murata has benefited from rising demand for electronic components used in AI servers, data centers, and advanced semiconductor applications. Tokyo Electron experienced stronger chip demand even as shortages and bottlenecks led to higher prices.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the MSCI World ex USA Index was hindered by stock selection in the industrials sector, where Full Truck Alliance was a relative detractor. Full Truck owns a leading digital freight platform in China, and the company faced business headwinds because of China’s lackluster economic growth. Chinese Internet company Tencent Holdings and information and analytics company RELX also were relative detractors. Both stocks declined amid an indiscriminate sell-off in companies viewed as vulnerable to AI disintermediation. In the case of these two companies, we have seen the threat of AI disruption as overblown: Tencent is implementing AI across its platforms, and RELX has access to data that is hard to replicate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 314,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,700,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$314
Number of portfolio holdings	46
Total investment advisory fee paid (Millions)	$1.7
Portfolio turnover rate	63%

Holdings [Text Block]
Table Summary
Tokyo Electron Ltd.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
NatWest Group plc	3.2
Murata Manufacturing Co. Ltd.	3.1
Daiichi Life Group, Inc.	2.8
Table Summary
Common Stocks	92.3
Investment Companies	4.6
Preferred Stock	2.5
Other	0.6
Table Summary
Japan	20.6
United Kingdom	14.4
France	11.0
Switzerland	9.4
Taiwan	8.9

C000137972
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JUCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class A Shares/JUCAX)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class A Shares returned 5.26%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137973
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JUCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class C Shares/JUCCX)	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class C Shares returned 4.55%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137974
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JUCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class D Shares/JUCDX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class D Shares returned 5.48%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137975
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JUCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class I Shares/JUCIX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class I Shares returned 5.51%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137976
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JUCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class N Shares/JUCNX)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class N Shares returned 5.60%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000151361
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class R Shares
Trading Symbol	JUCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class R Shares/JUCRX)	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class R Shares returned 4.70%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137977
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JUCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class S Shares/JUCSX)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class S Shares returned 5.08%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000137978
Shareholder Report [Line Items]
Fund Name	Janus Henderson Low Duration Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JUCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Low Duration Multi-Sector Income Fund (the "Fund"), (formerly Janus Henderson Absolute Return Income Opportunities Fund) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Low Duration Multi-Sector Income Fund (Class T Shares/JUCTX)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Low Duration Multi-Sector Income Fund  Class T Shares returned 5.36%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg U.S. Aggregate Bond 1-3 Year Index,  returned 23.67% and its former additional benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 3.84%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund was repositioned from March 4, 2026, at which point it adopted a new benchmark, the Bloomberg US Aggregate 1-3 Years Index. Over the full 12-month period, the Fund’s diversified overweight to credit spread risk was the key contributor to performance. Exposure to both high-yield and investment-grade corporate bonds were notable contributors. Allocations to, and selections within, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped. Off-benchmark allocations to private collateralized mortgage obligations (CMOs) and loans further supported results.

TOP DETRACTORS FROM PERFORMANCE

Yield curve positioning was broadly supportive over the full year but detracted later as duration was increased toward alignment with the new benchmark. Expectations of a U.S. interest rate hike increased, pushing 2-year Treasury yields closer to 10-year yields. On a duration-times-spread basis, we brought spread risk down around this time, reflecting our increased caution around rate volatility given the new Federal Reserve chair, strong economy, and potential for inflation driven by artificial intelligence-related capital spending. The Fund’s lack of exposure to agency mortgage-backed securities (MBS) was a notable detractor, as was the use of derivatives overall. The Fund may use derivatives for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. In particular, the use of forward foreign currency exchange contracts weighed on results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 80,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$80
Number of portfolio holdingsFootnote Reference#	281
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	114%
Weighted average maturity	3.15 Years
Effective duration	1.82 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	39.1
Investment Companies	14.7
Residential Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	10.4
Collateralized Loan Obligations	9.5
Bank Loans	4.1
Commercial Paper	1.9
Common Stocks	0.4
Purchased Swaption	0.0
Other	(1.7)
Table Summary
Aaa	6.88
Aa	5.17
A	16.54
Baa	32.77
Ba	13.93
B	9.15
Caa	0.47
Not Rated	6.44
Other	8.65
Table Summary
Financials	20.3
Residential Mortgage-Backed Security	11.0
Commercial Mortgage-Backed Security	10.6
Asset-Backed Security	10.4
Collateralized Loan Obligation	9.5

C000077673
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class A Shares returned 20.09%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000077674
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$172	1.57%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class C Shares returned 19.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000083518
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class D Shares returned 20.36%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000077675
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class I Shares returned 20.39%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000114873
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class N Shares returned 20.55%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000077676
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$144	1.31%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class R Shares returned 19.61%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000077677
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class S Shares returned 19.85%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000028928
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Mid Cap Value Fund  Class T Shares returned 20.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell Midcap® Value Index,  returned 26.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell Midcap Value Index. Individual contributors to relative performance included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). We reduced our holdings in Teradyne after its strong share price performance. Long-time holding Casey’s General Stores was another positive contributor. The company owns a growing network of gas stations and convenience stores in smaller communities, where it has established a strong competitive position. The company delivered strong earnings growth, aided by its expanding store footprint.

TOP DETRACTORS FROM PERFORMANCE

Positioning in the information technology sector detracted relative to the Russell Midcap Value Index, as the Fund lacked exposure to several outperforming AI-related stocks that we avoided due to business or valuation concerns. Relative performance was also dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on worries over narrowing margins, and we reduced the position. LKQ, a seller of after-market automotive parts, also detracted as vehicle owners delayed collision repairs, slowing its revenue growth. TransUnion was another relative detractor. Shares of the consumer credit-rating company fell because of pricing pressures for its mortgage business and the potential for AI-driven competition in the credit analysis space. We trimmed the position

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 2,020,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 10,200,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$2,020
Number of portfolio holdings	75
Total investment advisory fee paid (Millions)	$10.2
Portfolio turnover rate	31%

Holdings [Text Block]
Table Summary
Alliant Energy Corp.	3.0
Littelfuse, Inc.	2.7
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
PNC Financial Services Group, Inc. (The)	2.2
Table Summary
Common Stocks	98.1
Repurchase Agreements	2.0
Other	(0.1)
Table Summary
United States of America	91.4
Bermuda	4.1
Canada	2.0
United Kingdom	1.6
Thailand	0.9

C000137958
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class A Shares returned 5.92%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137959
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$161	1.57%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class C Shares returned 5.15%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137960
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JMUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class D Shares returned 6.10%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137961
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class I Shares returned 6.14%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137962
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JMTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class N Shares returned 6.23%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137963
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class S Shares returned 5.69%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000137964
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JMUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026 , the Janus Henderson Multi-Sector Income Fund   Class T Shares returned 5.98%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s diversified overweight to credit spread risk and corresponding underweight to U.S. Treasuries were key drivers of performance relative to the Bloomberg US Aggregate Bond Index. Contributions to returns were driven in large part by the Fund’s holding of high-yield corporate bonds, which outperformed as yield differentials (or spreads) narrowed. Individual contributors included Applied Digital, a crypto-miner that has pivoted to high-performance computing and artificial intelligence hosting. Security selections within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also aided results. So too did the off-benchmark allocation to common stock, which included a position in SpaceX's initial public offering (IPO).

TOP DETRACTORS FROM PERFORMANCE

An underweight allocation to investment-grade corporate bonds detracted as spreads narrowed. The modest underweight to agency mortgage-backed securities (MBS) also weighed on results as the yield curve steepened in the second half of 2025. Yield curve positioning was an additional detractor as the spread between 10- and 2-year Treasuries narrowed in the first half of 2026. Given heightened rate sensitivity, we reduced duration marginally in May and June, but this was insufficient to offset the negative impact from the overweight to the short end of the yield curve as it flattened. At a sector level, other financials selections weighed on returns. This included Burford Capital after a judicial panel overturned an award against Argentinian oil group YPF. More than 40% of Burford’s $5.6 billion portfolio was tied to the YPF case. The Fund’s overall use of derivatives, which may be leveraged for hedging purposes, including to manage portfolio risk or currency risk, to enhance returns, or manage duration, also detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 7,312,000,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 32,400,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7,312
Number of portfolio holdingsFootnote Reference#	1,021
Total investment advisory fee paid (Millions)	$32.4
Portfolio turnover rate	92%
Weighted average maturity	6.01 Years
Effective duration	3.89 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	31.8
Mortgage-Backed Securities	22.1
Asset-Backed Securities	13.8
Collateralized Loan Obligations	13.1
Commercial Mortgage-Backed Securities	12.8
Bank Loans	11.5
Investment Companies	9.5
Residential Mortgage-Backed Securities	8.4
Investments Purchased with Cash Collateral from Securities Lending	1.1
Common Stocks	0.6
Private Preferred Equity	0.3
Convertible Preferred Stocks	0.1
Convertible Bond	0.2
Private Placement	0.1
Preferred Stock	0.0
Other	(25.4)
Table Summary
Aaa	9.65
Aa	23.59
A	5.01
Baa	16.96
Ba	21.30
B	19.00
Caa	1.35
Ca	0.07
Not Rated	20.65
Other	(17.58)
Table Summary
Mortgage-Backed Security	22.1
Asset-Backed Security	13.8
Collateralized Loan Obligation	13.1
Commercial Mortgage-Backed Security	12.8
Financials	8.4

C000077701
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class A Shares returned 3.71%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000077702
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class C Shares returned 2.97%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000083525
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JNSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class D Shares returned 3.88%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000077703
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class I Shares returned 3.94%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000114878
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class N Shares returned 4.00%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000077704
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class S Shares returned 3.49%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000028938
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Short Duration Flexible Bond Fund  Class T Shares returned 3.76%. Its broad-based benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 3.79%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index,  returned 3.14%.

TOP CONTRIBUTORS TO PERFORMANCE

The overweight allocation to credit spread risk, diversified across corporate bonds and securitized sectors, was the key contributor to returns relative to the Bloomberg 1-3 Year US Government/Credit Index. The corresponding underweight allocation to U.S. Treasuries helped reinforce this contribution. By asset class, off-benchmark allocations to commercial mortgage-backed securities (CMBS) and private collateralized mortgage obligations (CMOs) aided results. Investment-grade corporate bond selections also contributed meaningfully to returns. Credit markets are being supported by resilient growth, easing geopolitical tensions, strong corporate profits, and a broadly stable consumer backdrop. However, with valuations nearer historically tight levels, we eased back on corporate credit risk later in the period, both in investment grade and high yield.

TOP DETRACTORS FROM PERFORMANCE

Rate-risk positioning detracted from performance, particularly in the second half of the period when the Fund was overweight duration and U.S. interest rate expectations for the remainder of 2026 flipped from potential cuts to potential hikes. Against this backdrop of heightened rate sensitivity, we trimmed the duration overweight near period-end. The use of derivatives weighed on results, in particular, the use of futures, which are used to manage interest rate risk, yield curve positioning, and country exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 719,000,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,600,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$719
Number of portfolio holdingsFootnote Reference#	468
Total investment advisory fee paid (Millions)	$1.6
Portfolio turnover rate	123%
Weighted average maturity	2.83 Years
Effective duration	1.90 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Corporate Bonds	27.6
U.S. Treasury Debt	20.1
Asset-Backed Securities	16.6
Commercial Mortgage-Backed Securities	11.5
Residential Mortgage-Backed Securities	7.8
Collateralized Loan Obligations	5.2
Bank Loans	4.5
Investment Companies	3.5
Mortgage-Backed Securities	3.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.3)
Table Summary
Aaa	23.55
Aa	27.40
A	10.58
Baa	14.52
Ba	12.16
B	1.01
Not Rated	8.32
Other	2.46
Table Summary
U.S. Treasury Debt	20.1
Asset-Backed Security	16.6
Financials	12.8
Commercial Mortgage-Backed Security	11.5
Residential Mortgage-Backed Security	7.8

C000077705
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$118	1.03%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class A Shares returned 28.88%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000077706
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$186	1.63%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class C Shares returned 28.13%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000083526
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class D Shares returned 29.25%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000077707
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class I Shares returned 29.21%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000028939
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class L Shares
Trading Symbol	JSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class L Shares returned 29.43%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000114879
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class N Shares returned 29.46%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000077708
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class R Shares returned 28.48%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000077709
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class S Shares returned 28.83%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000028940
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small Cap Value Fund  Class T Shares returned 29.17%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2000® Value Index,  returned 43.01%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2000 Value Index. Among individual holdings, Tower Semiconductor was a notable contributor. The contract semiconductor-maker experienced growing demand tied to the buildout of artificial intelligence (AI). We trimmed the position following strong share price performance. Littelfuse, another contributor, provides power management solutions to data centers, and it has benefited from capital investments to support data centers and modernize the electrical grid. Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced our holdings after this strong performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2000 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Among individual holdings, relative detractors included nCino, which provides cloud-based software services to small banks and thrifts. The stock fell on fears of AI competition. We reduced the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs. Additionally, shares of Gulfport Energy declined, particularly in the second quarter of 2026 along with crude oil prices. However, we remain constructive on Gulfport’s operations, balance sheet, and capital allocation strategy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 1,269,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,500,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,269
Number of portfolio holdings	86
Total investment advisory fee paid (Millions)	$6.5
Portfolio turnover rate	33%

Holdings [Text Block]
Table Summary
Wintrust Financial Corp.	2.5
Helios Technologies, Inc.	2.3
Commercial Metals Co.	2.2
Axis Capital Holdings Ltd.	2.1
Business First Bancshares, Inc.	2.0
Table Summary
Common Stocks	98.2
Repurchase Agreements	1.1
Other	0.7
Table Summary
United States of America	91.9
Israel	2.4
Bermuda	2.1
Puerto Rico	1.6
Canada	1.0

C000107973
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class A Shares returned 23.70%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000107974
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$193	1.73%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class C Shares returned 22.94%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000107975
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class D Shares returned 24.08%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000107976
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class I Shares returned 24.10%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000114893
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JVSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class N Shares returned 24.20%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 04, 2017
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000107977
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class S Shares returned 23.81%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1

C000107978
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the 12-month period ended June 30, 2026, the Janus Henderson Small-Mid Cap Value Fund  Class T Shares returned 23.93%. Its broad-based benchmark, the  Russell 3000® Index, returned 22.82%. Its performance benchmark, the Russell 2500™ Value Index,  returned 38.54%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples sector contributed relative to the Russell 2500 Value Index. Individual contributors included Teradyne, a supplier of semiconductor testing equipment, and Littelfuse, a provider of power management solutions to data centers and other end markets. Both companies were viewed as beneficiaries of increased spending on artificial intelligence (AI). Relative performance also was lifted by a position in Helios Technologies, a supplier of motion and electronic controls technology. The company reported strong revenue and earnings growth, supported by robust demand trends in the construction end market. We reduced all three positions following the strong share price performance.

TOP DETRACTORS FROM PERFORMANCE

Performance relative to the Russell 2500 Value Index was hindered by stock selection in the information technology sector, where we lacked exposure to several outperforming AI-related stocks due to business or valuation concerns. Relative performance also was dampened by our position in Vontier, a provider of technology solutions for car washes and electric vehicle charging networks. The stock fell on margin concerns. Another detractor, nCino, provides cloud-based software services to small banks and thrifts. nCino’s stock declined on fears of AI competitive disruption, and we sold the position. Boyd Group Services also detracted. The owner of collision repair shops experienced a revenue slowdown as consumers deferred vehicle repairs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
AssetsNet	$ 72,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$72
Number of portfolio holdings	49
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	54%

Holdings [Text Block]
Table Summary
Littelfuse, Inc.	3.7
ICU Medical, Inc.	3.2
Alliant Energy Corp.	3.2
Lamar Advertising Co.	3.2
Business First Bancshares, Inc.	3.2
Table Summary
Common Stocks	98.0
Repurchase Agreements	2.4
Other	(0.4)
Table Summary
United States of America	92.5
United Kingdom	2.7
Bermuda	2.6
Canada	1.1
Thailand	1.1